Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related parties.
Short-term benefits	$ 7,225	$ 6,668
Other long-term benefits	1,039	1,162
Total key management compensation	$ 8,264	$ 7,830